Discontinued operations and held for sale assets - Comprehensive Income (Details) - Discontinued operations [member] - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2018		Jun. 30, 2017
Statement of comprehensive income [abstract]
Available for sale assets	[1]	£ 0	[2]	£ (3)	[3]
Currency translation reserves		0	[2]	(38)	[3]
Cash flow hedge reserves	[1]	0	[2]	19	[3]
Other comprehensive income, discountinued operations		£ (3)		£ (22)

[1]	Details of share capital, other equity instruments and other reserves are shown on pages 40 to 41
[2]	Included UK banking business other comprehensive income for the period from 1 January 2018 to 31 March 2018
[3]	Included UK banking business other comprehensive income for the period from 1 January 2017 to 30 June 2017 and BAGL other comprehensive income for the period from 1 January 2017 to 31 May 2017